OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
3.	OTHER CURRENT ASSETS

	As of September 30,
	2020	2021
Receivable from sales of buildings under construction (1)	—	100,300
Due from a rental service company (2)	52,410	—
Deductible input value added tax (3)	35,660	—
Due from a service provider (4)	9,501	23,326
Deposit for share settlement (5)	—	19,279
Others	4,232	438
	101,803	143,343

(1)

During the year ended September 30, 2021, the Group sold buildings under construction (See Note 4, Property and equipment, net) through judicial sale for the proceeds of RMB 100,300. As of September 30, 2021, the buyer has made cash consideration to the Court, which will allocate the proceeds to the Group’s creditors. As of the date of this report, the Court has completed the allocation.

(2)

As of September 30, 2020, the balance due from a rental service company represented the reimbursement renovation costs due from the rental service company. The Group cooperated with the rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. During the year ended September 30, 2021, the Group terminated cooperation with the rental service company. Accordingly, the Group wrote off the outstanding balance of RMB 41,074, and net off the remaining balance due from the rental service company against instalment payable due to the rental service company. As of September 30, 2021, the Group had no balance due from the rental service company.

(3)

Because the Group made continuous loss over the past years, the Group assessed the input value added tax cannot be recovered. During the year ended September 30, 2021, the Group full impaired the balance of deductible input value added tax of RMB 76,531.

(4)

Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. To support the operation services, the Group made interest free loans to the service provider and the loans are repayable on demand.

(5)	Upon settle payables due to Beautiful House arising from asset acquisition (Note 8), the Group paid a deposit of RMB 19,279 to Beautiful House, which is expected to get repaid upon share settlement.